Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Reduced income tax rate	19.00%
Statutory tax rate	17.00%	17.00%	17.00%
Tax losses carry forwards (in Dollars)	$ 8,637,591	$ 8,596,330	$ 8,599,651
Singapore [Member]
Income Tax [Line Items]
Income tax rate	17.00%	17.00%	17.00%
Statutory tax rate	17.00%
Indonesia [Member]
Income Tax [Line Items]
Income tax rate		22.00%	22.00%
Malaysia [Member]
Income Tax [Line Items]
Income tax rate	24.00%	24.00%	24.00%
Cayman Islands [Member]
Income Tax [Line Items]
Statutory tax rate	0.00%